SHORT-TERM CONVERTIBLE DEBT (Details Narrative) - USD ($)													2 Months Ended	3 Months Ended		12 Months Ended		15 Months Ended
	Apr. 22, 2022	Mar. 09, 2022	Feb. 25, 2022	Feb. 14, 2022	Feb. 11, 2022	Nov. 12, 2021	Nov. 12, 2021	Jul. 20, 2021	Jul. 12, 2021	Jul. 07, 2021	Jan. 13, 2021	Jan. 13, 2021	Mar. 31, 2022	Apr. 30, 2022	Apr. 30, 2021	Jan. 31, 2022	Jan. 31, 2021	Apr. 30, 2022
Short-Term Debt [Line Items]
Accrued interest payable														$ 320,433		$ 231,412	$ 240,713	$ 320,433
Amortization of debt discount expense														725,280		918,463	335,004	128,528
Penalty interest to the loan													$ 0		$ 28,000	28,000	3,394
Short-term debt in default													$ 151,000	151,000		151,000		$ 151,000
cash proceeds															$ 2,099,683	3,039,925	$ 250,000
Common Stock [Member]
Short-Term Debt [Line Items]
Accrued interest payable																27,691
Principal amount																$ 125,000
Number of shares converted (in shares)																89,771
Convertible fees																$ 8,750
Promissory Convertible Notes [Member]
Short-Term Debt [Line Items]
Convertible debt, description	the Company entered into a new convertible note for $440,000 with a six month maturity, interest rate of 12%, with a warrant to purchase 44,000 common shares with a five year maturity and an exercise price of $15.00, and 42,240 common shares. If the loan is not in default the company may extend the term to April 22, 2023 with 10 days’ notice. If the Company does not extend the loan then 22,000 of the issued shares were returnable. The Company received $373,600 in cash proceeds, recorded an original issue discount of $40,000, a derivative discount of $36,796 for the conversion feature, recognized $161,815 based on a relative fair value calculation as debt discount with a corresponding adjustment to paid-in capital for the attached warrants, and transaction fees of $26,400. The discount is amortized over the term of the loan. The note has certain default provisions such as failure to pay any principal or interest when due and failure to issue shares upon conversion. In the event of these or any other default provisions, the note becomes due and payable at 200%.	the Company entered into a new convertible note for $200,000 with a six month maturity, interest rate of 12%, with a warrant to purchase 20,000 common shares with a five year maturity and an exercise price of $15.00, and 19,200 common shares. If the loan is not in default the company may extend the term to March 9, 2023 with 10 days’ notice. If the Company does not extend the loan then 10,000 of the issued shares were returnable. The Company received $168,000 in cash proceeds, recorded an original issue discount of $20,000, a derivative discount of $22,533 for the conversion feature, recognized $85,815 based on a relative fair value calculation as debt discount with a corresponding adjustment to paid-in capital for the attached warrants, and transaction fees of $12,000. The discount is amortized over the term of the loan. The note has certain default provisions such as failure to pay any principal or interest when due and failure to issue shares upon conversion. In the event of these or any other default provisions, the note becomes due and payable at 200%.	the Company entered into a new convertible note for $350,000 with a six month maturity, interest rate of 12%, with a warrant to purchase 35,000 common shares with a five year maturity and an exercise price of $15.00, and 33,542 common shares. If the loan is not in default the company may extend the term to February 25, 2023 with 10 days’ notice. If the Company does not extend the loan then 17,500 of the issued shares were returnable. The Company received $294,000 in cash proceeds, recorded an original issue discount of $35,000, a derivative discount of $37,784 for the conversion feature, recognized $132,255 based on a relative fair value calculation as debt discount with a corresponding adjustment to paid-in capital for the attached warrants, and transaction fees of $21,000. The discount is amortized over the term of the loan. The note has certain default provisions such as failure to pay any principal or interest when due and failure to issue shares upon conversion. In the event of these or any other default provisions, the note becomes due and payable at 200%.	the Company entered into a new convertible note for $1,200,000 with a six month maturity, interest rate of 12%, with a warrant to purchase 120,000 common shares with a five year maturity and an exercise price of $15.00, and 115,000 common shares. If the loan is not in default the company may extend the term to February 14, 2023 with 10 days’ notice. If the Company does not extend the loan then 60,000 of the issued shares were returnable. On April 7, 2022 the parties agreed to not have the shares returnable in exchange for a waiver on the Company’s breach of certain provisions. The Company received $979,000 in cash proceeds, recorded an original issue discount of $120,000, a derivative discount of $131,489 for the conversion feature, recognized $484,032 based on a relative fair value calculation as debt discount with a corresponding adjustment to paid-in capital for the attached warrants, and transaction fees of $101,000. The discount is amortized over the term of the loan. The note has certain default provisions such as failure to pay any principal or interest when due and failure to issue shares upon conversion. In the event of these or any other default provisions, the note becomes due and payable at 200%.	the Company entered into an unsecured convertible note for $220,000 with a one year maturity, interest rate of 10%, the Company received $200,000 in cash proceeds, recorded, an original issue discount of $20,000, and a derivative discount of $117,676 related to a conversion feature. The discount is amortized over the term of the loan. The note is repayable October 11, 2022.			the Company entered into a new convertible note for $224,125 with a one year maturity, interest rate of 10%, the Company received $200,000 in cash proceeds, recorded an original issue discount of $20,375, a derivative discount of $106,364 related to a conversion feature, and transaction fees of $3,750	the Company entered into a convertible note for $355,000 with a one year maturity, interest rate of 12%, the Company received $300,025 in cash proceeds, recorded an original issue discount of $35,500, a derivative discount of $171,250 related to a conversion feature, and transaction fees of $19,475. As part of the loan the Company issued 6,085 shares as a commitment fee and recognized $28,795 based on a relative fair value calculation as debt discount with a corresponding adjustment to paid-in capital	the Company entered into a convertible note for $231,000 with a one year maturity, interest rate of 12%, the Company received $199,500 in cash proceeds, recorded an original issue discount of $21,000, a derivative discount of $39,261 related to a conversion feature, and transaction fees of $10,500. As part of the loan the Company issued 3.096 shares as a commitment fee and recognized $31,005 based on a relative fair value calculation as debt discount with a corresponding adjustment to paid-in capital
Promissory Convertible Notes 1 [Member]
Short-Term Debt [Line Items]
Convertible debt, description			the Company entered into a new convertible note for $150,000 with a six month maturity, interest rate of 12%, with a warrant to purchase 15,000 common shares with a five year maturity and an exercise price of $15.00, and 14,400 common shares. If the loan is not in default the company may extend the term to February 25, 2023 with 10 days’ notice. If the Company does not extend the loan then 7,500 of the issued shares were returnable. The Company received $119,250 in cash proceeds, recorded an original issue discount of $15,000, a derivative discount of $16,193 for the conversion feature, recognized $52,613 based on a relative fair value calculation as debt discount with a corresponding adjustment to paid-in capital for the attached warrants, and transaction fees of $15,750. The discount is amortized over the term of the loan. The note has certain default provisions such as failure to pay any principal or interest when due and failure to issue shares upon conversion. In the event of these or any other default provisions, the note becomes due and payable at 200%.
Promissory Convertible Notes 2 [Member]
Short-Term Debt [Line Items]
Convertible debt, description		the Company entered into a new convertible note for $200,000 with a six month maturity, interest rate of 12%, with a warrant to purchase 20,000 common shares with a five year maturity and an exercise price of $15.00, and 9,200 common shares. If the loan is not in default the company may extend the term to March 9, 2023 with 10 days’ notice. If the Company does not extend the loan then 10,000 of the issued shares were returnable. The Company received $168,000 in cash proceeds, recorded an original issue discount of $20,000, a derivative discount of $22,533 for the conversion feature, recognized $85,728 based on a relative fair value calculation as debt discount with a corresponding adjustment to paid-in capital for the attached warrants, and transaction fees of $12,000. The discount is amortized over the term of the loan. The note has certain default provisions such as failure to pay any principal or interest when due and failure to issue shares upon conversion. In the event of these or any other default provisions, the note becomes due and payable at 200%.
Promissory Convertible Notes 3 [Member]
Short-Term Debt [Line Items]
Convertible debt, description	the Company entered into a new convertible note for $110,000 with a six month maturity, interest rate of 12%, with a warrant to purchase 11,000 common shares with a five year maturity and an exercise price of $15.00, and 10,560 common shares. If the loan is not in default the company may extend the term to April 22, 2023 with 10 days’ notice. If the Company does not extend the loan then 5,500 of the issued shares were returnable. The Company received $93,400 in cash proceeds, recorded an original issue discount of $10,000, a derivative discount of $9,199 for the conversion feature, recognized $62,707 based on a relative fair value calculation as debt discount with a corresponding adjustment to paid-in capital for the attached warrants, and transaction fees of $6,600. The discount is amortized over the term of the loan. The note has certain default provisions such as failure to pay any principal or interest when due and failure to issue shares upon conversion. In the event of these or any other default provisions, the note becomes due and payable at 200%.
Convertible Debt [Member]
Short-Term Debt [Line Items]
Amortization of debt discount expense							$ 240,000				$ 24,250
Principal amount						$ 2,400,000	$ 2,400,000				$ 228,000	$ 228,000
Investment Interest Rate						8.00%	8.00%				12.00%	12.00%
Number of shares converted (in shares)						90,000
Long-Term Debt, Maturities, Repayment Terms							five year
Exercise price							$ 15.00
cash proceeds							$ 1,966,000					$ 200,000
Fair value							174,436
Transaction fee						$ 194,000					$ 3,750
Monthly instalments						$ 432,000	$ 432,000